RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2013
RESTRICTED NET ASSETS [Abstract]
RESTRICTED NET ASSETS

30. RESTRICTED NET ASSETS

Relevant PRC laws and regulations permit payments of dividends by the Company's PRC subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC GAAP. In addition, the statutory general reserve fund requires annual appropriations of 10% of net after-tax income to be set aside prior to payment of any dividends by the Company's PRC subsidiaries that are registered as wholly owned foreign investment enterprises or domestic enterprises. As a result of these and other restrictions under PRC laws and regulations, the PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company either in the form of dividends, loans or advances. Even though the Company does not currently require any such dividends, loans or advances from the Company's PRC subsidiaries for working capital or other funding purposes, it may in the future require additional cash resources from the PRC subsidiaries due to changes in business conditions, to fund future acquisitions and development, or merely declare dividends or make distributions to the Company's shareholders. Restricted net assets were RMB2,366,679,050, representing 117.8% of the Company's total consolidated net assets as of December 31, 2013.